Non-current assets held for sale - Narrative (Details) - Non-current assets held for sale - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Assets And Liabilities Classified As Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	48.45%		48.25%
Net charges recorded against valuation allowances	€ 100	€ 84
Recoveries	€ 33	€ 17